Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$122,473
Year 2	41,448
Year 3	3,945
Total	$167,866